Financial Risk Management - Market Risk - Foreign currency effects on the consolidated statement of other comprehensive income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Canadian dollar
Financial Risk Management
Assets	$ 11,437.4	$ 10,712.5
Liabilities	(6,583.4)	(6,117.3)
Net asset exposure before hedge of net investment	4,854.0	4,595.2
Hedge of net investment	(2,107.6)	(2,057.7)
Net asset exposure after hedge of net investment	2,746.4	2,537.5
Hypothetical change in pre-tax other comprehensive income (loss)	(274.6)	(253.7)
Hypothetical change in other comprehensive income (loss)	(269.6)	(248.2)
Euro Member Countries, Euro
Financial Risk Management
Assets	9,393.8	7,937.1
Liabilities	(7,064.4)	(6,144.2)
Net asset exposure before hedge of net investment	2,329.4	1,792.9
Hedge of net investment	(821.5)	(792.2)
Net asset exposure after hedge of net investment	1,507.9	1,000.7
Hypothetical change in pre-tax other comprehensive income (loss)	(150.8)	(100.1)
Hypothetical change in other comprehensive income (loss)	(112.2)	(72.5)
British pound sterling
Financial Risk Management
Assets	2,255.9	1,818.7
Liabilities	(1,502.3)	(1,379.7)
Net asset exposure before hedge of net investment	753.6	439.0
Net asset exposure after hedge of net investment	753.6	439.0
Hypothetical change in pre-tax other comprehensive income (loss)	(75.4)	(43.9)
Hypothetical change in other comprehensive income (loss)	(69.3)	(43.0)
Indian rupee
Financial Risk Management
Assets	4,110.8	3,697.6
Liabilities	(1,349.3)	(1,251.3)
Net asset exposure before hedge of net investment	2,761.5	2,446.3
Net asset exposure after hedge of net investment	2,761.5	2,446.3
Hypothetical change in pre-tax other comprehensive income (loss)	(276.2)	(244.6)
Hypothetical change in other comprehensive income (loss)	$ (260.9)	$ (228.0)